Grant and Subsidy Income	3 Months Ended
Jul. 31, 2025
Grant And Subsidy Income [Abstract]
GRANT AND SUBSIDY INCOME
13.
GRANT AND SUBSIDY INCOME

During May 2022, the Company received a 6 thousand round of grant funding from VLAIO (Flanders Innovation & Entrepreneurship), the research fund of the Flemish regional government in Belgium. During the three months ended July 31, 2025, the Company recorded €0.1 million in grant income related to this funding.